Document and Entity Information	Total
Document and Entity Information:
Registrant Name	USAA MUTUAL FUNDS TRUST
Document Type	485BPOS
Document Period End Date	Dec. 01, 2015
Trading Symbol	mft
Amendment Flag	false
Central Index Key	0000908695